Note 24 - Taxation (Details) - Reconciliation of Company's Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Company's Income Taxes [Abstract]
Tax benefit at federal statutory rate (35%)	$ (8,042)	$ (1,080)
Goodwill amortization		(20)
Goodwill impairment	4,693
State tax benefit, net of federal impact	(896)	(123)
Other	652
Change in valuation allowance	$ 6,460	$ 1,223